Events after reporting period	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Events after reporting period
15. Events after reporting period
Issuance of ordinary shares
In July 2023, the Company issued and allotted 9,645,200 ordinary shares of £0.003 in nominal value in the capital of the Company, equivalent to 1,929,040 ADSs, at an exercise price of £0.174 per ordinary share on conversion of convertible loan notes with a principal amount of £1,025,641 issued as part of the June 2020 private placement transaction.
In July 2023, 9,673,419
ADSs representing
48,367,095 ordinary shares were issued for aggregate gross proceeds of $12.0 million (£9.3 million) through an “at-the-market” offering pursuant to an Open Market Sale Agreement with Jefferies LLC.
Settlement of convertible loan notes
On the maturity date in August 2023, the Company paid £2.6 million to settle the outstanding principal and accrued interest balance on convertible loan notes issued as part of the June 2020 private placement transaction.